Leases - Schedule of Lease Cost and Accumulated Depreciation (Details) - Right-of-use assets [member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Schedule of Lease Cost and Accumulated Depreciation [Line Items]
Right-of-use assets, Cost beginning	$ 556,293	[1]	$ 381,824		$ 37,692
Right-of-use assets Cost, Additions	71,700		210,557		195,021
Right-of-use assets Cost, Disposals	(26,032)		(21,134)		(1,670)
Right-of-use assets Cost, Foreign currency translation	19,433		(14,954)
Right-of-use assets, Cost ending	621,394		556,293	[1]	381,824
Right-of-use assets, Cost, Subsidiaries’ Acquisitions					150,781
Right-of-use assets, Accumulated depreciation beginning	(194,732)	[1]	(88,259)		(20,308)
Right-of-use assets Accumulated depreciation, Additions	(120,985)		(119,930)		(69,165)
Right-of-use assets Accumulated depreciation, Disposals	17,795		9,000		1,509
Right-of-use assets Accumulated depreciation, Foreign currency translation	(9,449)		4,457		(295)
Right-of-use assets, Accumulated depreciation ending	(307,371)		(194,732)	[1]	(88,259)
Vehicles [Member]
Schedule of Lease Cost and Accumulated Depreciation [Line Items]
Right-of-use assets, Cost beginning	137,408	[1]	107,542		623
Right-of-use assets Cost, Additions	65,109		49,934		48,433
Right-of-use assets Cost, Disposals	(20,809)		(18,206)		(1,171)
Right-of-use assets Cost, Foreign currency translation	2,266		(1,862)
Right-of-use assets, Cost ending	183,974		137,408	[1]	107,542
Right-of-use assets, Cost, Subsidiaries’ Acquisitions					59,657
Right-of-use assets, Accumulated depreciation beginning	(54,394)	[1]	(20,918)		(147)
Right-of-use assets Accumulated depreciation, Additions	(38,996)		(41,266)		(21,795)
Right-of-use assets Accumulated depreciation, Disposals	18,999		6,275		1,024
Right-of-use assets Accumulated depreciation, Foreign currency translation	(1,325)		1,515
Right-of-use assets, Accumulated depreciation ending	(75,716)		(54,394)	[1]	(20,918)
Buildings [Member]
Schedule of Lease Cost and Accumulated Depreciation [Line Items]
Right-of-use assets, Cost beginning	225,936	[1]	94,616
Right-of-use assets Cost, Additions			139,645		88,051
Right-of-use assets Cost, Disposals	(2,430)				(484)
Right-of-use assets Cost, Foreign currency translation	10,927		(8,325)
Right-of-use assets, Cost ending	234,433		225,936	[1]	94,616
Right-of-use assets, Cost, Subsidiaries’ Acquisitions					7,049
Right-of-use assets, Accumulated depreciation beginning	(40,178)	[1]	(12,947)
Right-of-use assets Accumulated depreciation, Additions	(33,812)		(30,306)		(12,947)
Right-of-use assets Accumulated depreciation, Disposals	(2,344)		1,647
Right-of-use assets Accumulated depreciation, Foreign currency translation	(4,059)		1,428
Right-of-use assets, Accumulated depreciation ending	(80,393)		(40,178)	[1]	(12,947)
Warehouses [Member]
Schedule of Lease Cost and Accumulated Depreciation [Line Items]
Right-of-use assets, Cost beginning	117,854	[1]	119,903		17,101
Right-of-use assets Cost, Additions	4,036		2,718		49,227
Right-of-use assets Cost, Disposals	(761)
Right-of-use assets Cost, Foreign currency translation	6,240		(4,767)
Right-of-use assets, Cost ending	127,369		117,854	[1]	119,903
Right-of-use assets, Cost, Subsidiaries’ Acquisitions					53,575
Right-of-use assets, Accumulated depreciation beginning	(59,919)	[1]	(35,275)		(17,101)
Right-of-use assets Accumulated depreciation, Additions	(26,560)		(26,158)		(18,658)
Right-of-use assets Accumulated depreciation, Disposals					484
Right-of-use assets Accumulated depreciation, Foreign currency translation	(4,065)		1,514
Right-of-use assets, Accumulated depreciation ending	(90,544)		(59,919)	[1]	(35,275)
Office furniture and equipment [Member]
Schedule of Lease Cost and Accumulated Depreciation [Line Items]
Right-of-use assets, Cost beginning	8,395	[1]	8,151
Right-of-use assets Cost, Additions	433		3,172		5,454
Right-of-use assets Cost, Disposals			(2,928)
Right-of-use assets Cost, Foreign currency translation
Right-of-use assets, Cost ending	8,828		8,395	[1]	8,151
Right-of-use assets, Cost, Subsidiaries’ Acquisitions					2,697
Right-of-use assets, Accumulated depreciation beginning	(2,919)	[1]	(1,346)
Right-of-use assets Accumulated depreciation, Additions	(2,650)		(2,651)		(1,346)
Right-of-use assets Accumulated depreciation, Disposals			1,078
Right-of-use assets Accumulated depreciation, Foreign currency translation
Right-of-use assets, Accumulated depreciation ending	(5,569)		(2,919)	[1]	(1,346)
Computer equipment [Member]
Schedule of Lease Cost and Accumulated Depreciation [Line Items]
Right-of-use assets, Cost beginning	66,700	[1]	51,612		19,968
Right-of-use assets Cost, Additions	2,122		15,088		3,856
Right-of-use assets Cost, Disposals	(2,032)				(15)
Right-of-use assets Cost, Foreign currency translation
Right-of-use assets, Cost ending	66,790		66,700	[1]	51,612
Right-of-use assets, Cost, Subsidiaries’ Acquisitions					27,803
Right-of-use assets, Accumulated depreciation beginning	(37,322)	[1]	(17,773)		(3,060)
Right-of-use assets Accumulated depreciation, Additions	(18,967)		(19,549)		(14,419)
Right-of-use assets Accumulated depreciation, Disposals	1,140				1
Right-of-use assets Accumulated depreciation, Foreign currency translation					(295)
Right-of-use assets, Accumulated depreciation ending	$ (55,149)		$ (37,322)	[1]	$ (17,773)

[1]	Details of the restatement are shown in note 2b.